SSgA FUNDS

SUPPLEMENT DATED FEBRUARY 6, 2006

TO THE SSgA FUNDS

STATEMENTS OF ADDITIONAL INFORMATION

DATED DECEMBER 16, 2005

(AS SUPPLEMENTED THROUGH JANUARY 19, 2006)

Shareholders are hereby notified that the Statement of Additional Information is hereby supplemented.  The information under the section entitled “Board Of Trustees and Officers,” and the first paragraph under the section entitled “Compensation,” are each hereby replaced in their entirety as follows:

BOARD OF TRUSTEES AND OFFICERS

The Board of Trustees is responsible for overseeing generally the management, activities and affairs of each fund and has approved contracts with various financial organizations to provide, among other services, day-to-day management required by the SSgA Funds (see the section called “Investment Advisory and Other Services.”). The Trustees hold office for the life of the Investment Company.  A Trustee may resign or retire, and may be removed at any time by a vote of two-thirds of Investment Company shares or by a vote of a majority of the Trustees.  The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by holders of not less than 10% of the shares then outstanding.  A vacancy on the Board of Trustees may be filled by the vote of a majority of the remaining Trustees, provided that immediately thereafter at least two-thirds of the Trustees have been elected by shareholders.  Effective January 1, 2006, the Trustees who are not “interested persons” of the SSgA Funds (the Independent Trustees) shall be eligible to serve as Chairman of the Board for a two-year term on a rotating basis. The Independent Trustees determined that Mr. Anderson, who has been the SSgA Funds’ Chairman since 1988, and who is currently an Independent Trustee shall be the first Trustee to fill this position.  The officers, all of whom are elected annually by the Board of Trustees and employed by either the Administrator or the Advisor or their affiliates, are responsible for the day-to-day management and administration of the SSgA Funds’ operations.

Committees of the Board of Trustees.  There are four standing committees of the Board of Trustees:

•                  The Audit Committee’s primary functions are to recommend the selection, retention or termination of auditors and, in connection therewith, to evaluate the independence of the auditors, including whether the auditors provide any consulting services to the manager, and to receive the auditors’ specific representations as to their independence; meet with the Funds’ independent auditors, including private meetings, as necessary to: (i) review the arrangements for and scope of the annual audit and any special audits; (ii) discuss any matters of concern relating to the Funds’ financial statements, including any adjustments to such statements recommended by the auditors, or other results of said audit(s); (iii) consider the auditors’ comments with respect to the Funds’ financial policies, procedures and internal accounting controls and management’s responses thereto; (iv) review the form of opinion the auditors propose to render to the Board and shareholders; (v) consider the effect upon the SSgA Funds of any changes in accounting principles or practices proposed by management or the auditors; (vi) review the fees charged by the auditors for audit and non-audit services; (vii) investigate improprieties or suspected improprieties in fund operations; (viii) pre-approve fund audit services and associated fees; (ix) pre-approve non-audit services provided to the fund and to the fund’s adviser or service affiliates (entities that are affiliated with the fund’s investment adviser and provide ongoing services to the fund) where the services have a direct impact on the operations of financial reporting of the fund; (x) receive and consider, prior to the filing of an audit report with the SEC, reports from the fund’s independent auditor regarding its audit; (xi) receive and consider reports from fund management of any significant deficiencies in the design or operation of the fund’s internal controls; (xii)  report its activities to the full Board on a regular basis and to make such recommendations with respect to the above and other matters as the Committee may deem necessary or appropriate; and (xiii) perform such other functions consistent with the Audit Committee Charter, the Investment Company’s By-laws and governing law, as the Audit Committee or the Board of Trustees deems necessary or appropriate. The Audit Committee consists of all of the Independent Trustees.  For the fiscal year ending August 31, 2005, the Audit Committee held six meetings.

•                  The Valuation Committee’s primary purpose is to make fair value determinations as set forth in the SSgA Funds’ Securities Valuation Procedures.  The Investment Company has established procedures and guidelines for valuing portfolio securities and makes fair value determinations from time to time through the Valuation Committee, with the assistance of the Oversight Committee, State Street Bank and Trust Company (State Street) and SSgA Funds Management, Inc.  The Valuation Committee reviews the actions and recommendations of the Oversight Committee at each quarterly Board of Trustees meeting. The Valuation Committee consists of all of the Independent Trustees and held no meetings during the fiscal year ending August 31, 2005.

•                  The primary function of the Governance Committee and the Nominating Sub-Committee is to review and evaluate the composition and performance of the Board and make nominations for membership on all Board committees and review the responsibilities of each committee; and to review governance procedures, compensation of Independent Trustees, and independence of outside counsel to the Trustees.  The Nominating Committee will not consider nominees recommended by securities holders.  The Governance Committee consists of all of the Independent Trustees.  For the fiscal year ending August 31, 2005, the Governance Committee met three times.

•                  The primary function of the Legal and Compliance Committee is to investigate matters referred to it by the Chief Legal Officer and make recommendations to the Board regarding the implementation of an appropriate response to evidence of a material violation of the securities laws or breach of fiduciary duty or similar violation by the Investment Company or its officers; and to oversee generally the Investment Company’s responses to regulatory inquiries. The Legal and Compliance Committee consists of all of the Independent Trustees and met once during the fiscal year ending August 31, 2005.

The following lists the SSgA Funds’ Trustees and principal officers, mailing addresses and ages, positions with the SSgA Funds and length of time served, and present and principal occupations and, with respect to the Trustees, other directorships held during the past five years.

Interested Trustee

Name, Address and Age	Position(s) with SSgA Funds; Length of Time Served	Principal Occupation(s) During Past 5 Years; Other Directorships Held	Number of Portfolios in Fund Complex Overseen by Trustee
Peter G. Leahy State Street Financial Center One Lincoln Street Boston, MA 02111-2900 Age 45	• Trustee since 2005 • Interested Person of the SSgA Funds (as defined in the 1940 Act)	• 2004 to Present, Executive Vice President (1991-2004, Senior Vice President), State Street Global Advisors; and • Director, State Street Global Markets LLC.	26

Independent Trustees

Name, Address and Age	Position(s) with SSgA Funds; Length of Time Served	Principal Occupation(s) During Past 5 Years; Other Directorships Held	Number of Portfolios in Fund Complex Overseen by Trustee
Lynn L. Anderson 6217 139th Place SE Bellevue, WA 98006 Age 66	• Chairman of the Board since 1988 • Member, Audit Committee • Member, Governance Committee • Member, Valuation Committee	• Director, Frank Russell Trust Company; and • Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant) (Retired); and Chairman of the Board, Frank Russell Investment Company and Russell Investment Funds (registered investment companies).	26
William L. Marshall 33 West Court Street Doylestown, PA 18901 Age 63	• Trustee since 1988 • Chairman, Audit Committee • Member, Governance Committee • Member, Valuation Committee • Member, Legal and Compliance Committee	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	26
Steven J. Mastrovich 623 Clapboardtree Street Westwood, MA 02090 Age 49	• Trustee since 1988 • Member, Audit Committee • Member, Governance Committee • Member, Valuation Committee • Member, Legal and Compliance Committee	• September 2000 to Present, Global Head of Structured Real Estate, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US).	26
Patrick J. Riley One Corporate Place 55 Ferncroft Road Danvers, MA 01923 Age 57	• Trustee since 1988 • Member, Audit Committee • Chairman, Governance Committee • Member, Valuation Committee • Member, Legal and Compliance Committee	• 2003 to Present, Associate Justice, Commonwealth of Massachusetts Superior Court; and • 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm).	26
Richard D. Shirk 1180 Brookgate Way, NE Atlanta, GA 30319-2877 Age 60	• Trustee since 1988 • Member, Audit Committee • Member, Governance Committee • Member, Valuation Committee • Member, Legal and Compliance Committee

•    March 2001 to April 2002, Chairman, (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company)  (Retired);

•    1992 to March 2001, President and Chief Executive Officer, Blue Cross/Blue Shield of Georgia (trade association for independent Blue Cross and Blue Shield health care plans);

•    1993 to November 2001, Chairman and Board Member, Georgia Caring for Children Foundation (private foundation);

•    November 1998 to Present, Board Member, Healthcare Georgia Foundation (private foundation); and

•    September 2002 to Present, Board Member, Amerigroup Corp. (managed health care).

			26

Bruce D. Taber 26 Round Top Road Boxford, MA 01921 Age 62	• Trustee since 1991 • Member, Audit Committee • Member, Governance Committee • Chairman, Valuation Committee • Member, Legal and Compliance Committee	• Consultant, Computer Simulation, General Electric Industrial Control Systems (diversified technology and services company).	26
Henry W. Todd 150 Domorah Drive Montgomeryville, PA 18936 Age 58	• Trustee since 1988 • Alternate Chairman, Audit Committee • Member, Governance Committee • Member, Valuation Committee • Chairman, Legal and Compliance Committee	• Chairman, President and CEO, A.M. Todd Group, Inc. (flavorings manufacturer); and • President and CEO, Zink & Triest Co., Inc. (dealer in vanilla flavoring).	26

Principal Officers

Name, Address and Age	Position(s) with SSgA Funds; Length of Time Served	Principal Occupation(s) During Past Five Years
James Ross State Street Financial Center One Lincoln Street Boston, MA 02111-2900 Age 40	• President and Chief Executive Officer from January 2006 to Present • Principal Executive Officer since 2005

•    2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management, Inc. (investment advisor);

•    2000 to Present, Principal, State Street Global Advisors; and

•    2000 to Present, Vice President, streetTRACKS Series Trust (registered investment company).

Mark E. Swanson 909 A Street Tacoma, WA 98402 Age 42	• Treasurer and Principal Accounting Officer since 2000

•    Director — Investment Operations, Frank Russell Investment Management Company and Frank Russell Trust Company;

•    Treasurer and Chief Accounting Officer, Frank Russell Investment Company and Russell Investment Funds; and

•    Director, Russell Fund Distributors, Inc. and Frank Russell Investment Management Company.

Peter A. Ambrosini State Street Financial Center One Lincoln Street Boston, MA 02111-2900 Age 62	• Chief Compliance Officer since 2004

•    February 2001 to Present, Senior Principal, Chief Compliance and Risk Management Officer, State Street Global Advisors;

•    2001 to present, Chief Compliance Officer, SSgA Funds Management, Inc.; and

•    September 1985 to February 2001, Managing Director, Regulatory Compliance Consulting Group, PricewaterhouseCoopers.

Deedra S. Walkey 909 A Street Tacoma, WA 98402 Age 41	• Secretary and Chief Legal Officer since 2005

•    Assistant Secretary and US General Counsel, Frank Russell Company, Frank Russell Investment Management Company, Frank Russell Trust Company, Russell Insurance Agency Inc., Russell Investments Delaware Inc. (general partner of limited partnerships) and Russell International Services Company Inc. (expatriate employee services).

COMPENSATION

Independent Trustees are paid each calendar year an annual base retainer fee of $60,000.  The Investment Company’s Chairman receives an additional annual retainer of $30,000.  In addition to the foregoing retainer fees, the Independent Trustees receive an annual retainer for committee membership as follows: $6,000 (Audit Committee); $4,000 (Governance and Nominating Committee); $7,000 (Valuation Committee); and $4,000 (Legal and Compliance Committee).  The Independent Trustees are paid a per-meeting fee for attendance of $6,000 (regular Board of Trustees meetings); $2,500 (Independent Trustees meetings); $4,000 (Audit Committee meetings), $2,500 (Governance and Nominating Committee meetings), $2,500 (Legal and Compliance Committee meetings), $750 (telephonic meetings under thirty minutes), and $1,500 (telephonic meetings over thirty minutes).  The Chairman of each Committee receives an additional annual fee as follows:  $10,000 (Audit Committee); and $5,000 (Governance and Nominating Committees, Legal and Compliance Committee, and Valuation Committee). The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance. As of the date of this SAI, the Trustees were not paid pension or retirement benefits as part of Investment Company expenses. However, the SSgA Funds have, pursuant to an exemptive order from the SEC, implemented an optional deferred compensation plan by which the Independent Trustees may defer receipt of compensation and receive a return on the deferred amount determined with reference to the performance of shares of specified SSgA Funds.  The Investment Company’s officers are compensated by either the Administrator or the Advisor or their affiliates.

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